Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ 146		$ 152		$ 345	[1]	$ 102	[2]	$ 417
INVESTING ACTIVITIES:
Payments for (Proceeds from) Other Investing Activities	0		0		0		0		0
Capital expenditures	(63)		(101)		(363)	[1]	(484)	[2]	(385)
Acquisitions, net of cash acquired	(100)				(696)	[1]	(433)		(38)
Acquisitions, net of cash acquired			(481)				(745)	[2]	(152)
Acquisition of unconsolidated affiliates	(669)				(86)	[1]	(312)		(114)
Investments in unconsolidated affiliates	(65)		(26)		(242)	[1]	(158)	[2]	(8)
Return of investment in unconsolidated affiliates					0		1	[2]	2
Proceeds from sales of assets	1				0		2	[2]	5
Net cash used in investing activities	(896)		(608)		(1,387)	[1]	(1,384)	[2]	(538)
FINANCING ACTIVITIES:
Proceeds from (Payments for) Other Financing Activities	0		0		0		0		0
Proceeds from long-term debt	719		809		1,957	[1]	2,665	[2]	1,524
Payments of long-term debt			(690)		(1,988)	[1]	(1,792)	[2]	(1,425)
Proceeds from issuance of commercial paper	(314)				335	[1]	0		0
Payments of deferred financing costs	(6)		(4)		(4)	[1]	(8)	[2]	(4)
Excess purchase price over acquired net assets and commodity hedge	(14)		(94)		(85)	[1]	(225)	[2]	(36)
Proceeds from issuance of common units, net of offering cost	677		494		1,083	[1]	455	[2]	170
Excess Purchase Price Over Acquired Assets									(36)
Net change in advances to predecessor from DCP Midstream, LLC	(6)		22		11	[1]	336	[2]	52
Distributions to limited partners and general partner	(86)		(54)		(277)	[1]	(181)	[2]	(132)
Distributions to noncontrolling interests	(10)		(5)		(24)	[1]	(9)	[2]	(45)
Payments to Noncontrolling Interests	(198)
Contributions from noncontrolling interests	3		15		46	[1]	25	[2]	18
Distributions to DCP Midstream, LLC			(3)		(3)	[1]	0		0
Contributions from DCP Midstream, LLC			1		1	[1]	10	[2]	0
Net cash provided by financing activities	765		491		1,052	[1]	1,276	[2]	122
Net change in cash and cash equivalents	15		35		10	[1]	(6)	[2]	1
Cash and cash equivalents, beginning of year	12	[1]	2	[1],[2],[3]	2	[1],[2],[3]	8	[2]	7
Cash and cash equivalents, end of year	27		37		12	[1]	2	[1],[2],[3]	8	[2]
Parent Guarantor [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	0		0		0	[1]	0	[2]	0
INVESTING ACTIVITIES:
Payments for (Proceeds from) Other Investing Activities	(591)		(440)		(806)	[1]	(274)	[1]	(38)	[1]
Capital expenditures	0		0		0	[1]	0	[2]	0
Acquisitions, net of cash acquired	0				0	[1]
Acquisitions, net of cash acquired			0				0	[2]	0
Acquisition of unconsolidated affiliates	0				0	[1]
Investments in unconsolidated affiliates	0		0		0	[1]	0	[2]	0
Return of investment in unconsolidated affiliates							0	[2]	0
Proceeds from sales of assets	0						0	[2]	0
Net cash used in investing activities	(591)		(440)		(806)	[1]	(274)	[2]	(38)
FINANCING ACTIVITIES:
Proceeds from (Payments for) Other Financing Activities	0		0		0	[1]	0	[1]	0	[1]
Proceeds from long-term debt	0		0		0	[1]	0	[2]	0
Payments of long-term debt			0		0	[1]	0	[2]	0
Proceeds from issuance of commercial paper	0				0	[1]
Payments of deferred financing costs	0		0		0	[1]	0	[2]	0
Excess purchase price over acquired net assets and commodity hedge	0		0		0	[1]	0	[2]
Proceeds from issuance of common units, net of offering cost	677		494		1,083	[1]	455	[2]	170
Excess Purchase Price Over Acquired Assets									0
Net change in advances to predecessor from DCP Midstream, LLC	0		0		0	[1]	0	[2]	0
Distributions to limited partners and general partner	(86)		(54)		(277)	[1]	(181)	[2]	(132)
Distributions to noncontrolling interests	0		0		0	[1]	0	[2]	0
Payments to Noncontrolling Interests	0
Contributions from noncontrolling interests	0		0		0	[1]	0	[2]	0
Distributions to DCP Midstream, LLC			0		0	[1]
Contributions from DCP Midstream, LLC			0		0	[1]	0	[2]
Net cash provided by financing activities	591		440		806	[1]	274	[2]	38
Net change in cash and cash equivalents	0		0		0	[1]	0	[2]	0
Cash and cash equivalents, beginning of year	0	[1]	0	[1],[2],[3]	0	[1],[2],[3]	0	[2]	0
Cash and cash equivalents, end of year	0		0		0	[1]	0	[1],[2],[3]	0	[2]
Subsidiary Issuer [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(11)		(1)		(45)	[1]	(39)	[2]	(31)
INVESTING ACTIVITIES:
Payments for (Proceeds from) Other Investing Activities	365		72		258		827		62
Capital expenditures	0		0		0	[1]	0	[2]	0
Acquisitions, net of cash acquired	0				0	[1]
Acquisitions, net of cash acquired			0				0	[2]	0
Acquisition of unconsolidated affiliates	0				0	[1]
Investments in unconsolidated affiliates	0		0		0	[1]	0	[2]	0
Return of investment in unconsolidated affiliates							0	[2]	0
Proceeds from sales of assets	0						0	[2]	0
Net cash used in investing activities	(365)		(72)		(258)	[1]	(827)	[2]	(62)
FINANCING ACTIVITIES:
Proceeds from (Payments for) Other Financing Activities	0		0		0		0		0
Proceeds from long-term debt	719		809		1,957	[1]	2,665	[2]	1,524
Payments of long-term debt			(690)		(1,988)	[1]	(1,792)	[2]	(1,425)
Proceeds from issuance of commercial paper	(314)				335	[1]
Payments of deferred financing costs	(6)		(4)		(4)	[1]	(8)	[2]	(4)
Excess purchase price over acquired net assets and commodity hedge	0		0		0	[1]	0	[2]
Proceeds from issuance of common units, net of offering cost	0		0		0	[1]	0	[2]	0
Excess Purchase Price Over Acquired Assets									0
Net change in advances to predecessor from DCP Midstream, LLC	0		0		0	[1]	0	[2]	0
Distributions to limited partners and general partner	0		0		0	[1]	0	[2]	0
Distributions to noncontrolling interests	0		0		0	[1]	0	[2]	0
Payments to Noncontrolling Interests	0
Contributions from noncontrolling interests	0		0		0	[1]	0	[2]	0
Distributions to DCP Midstream, LLC			0		0	[1]
Contributions from DCP Midstream, LLC			0		0	[1]	0	[2]
Net cash provided by financing activities	399		115		300	[1]	865	[2]	95
Net change in cash and cash equivalents	23		42		(3)	[1]	(1)	[2]	2
Cash and cash equivalents, beginning of year	0	[1]	3	[1],[2],[3]	3	[1],[2],[3]	4	[2]	2
Cash and cash equivalents, end of year	23		45		0	[1]	3	[1],[2],[3]	4	[2]
Non-Guarantor Subsidiaries [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	157		159		387	[1]	142	[2]	448
INVESTING ACTIVITIES:
Payments for (Proceeds from) Other Investing Activities	0		0		0		0		0
Capital expenditures	(63)		(101)		(363)	[1]	(484)	[2]	(385)
Acquisitions, net of cash acquired	(100)				(696)	[1]
Acquisitions, net of cash acquired			(481)				(745)	[2]	(152)
Acquisition of unconsolidated affiliates	(669)				(86)	[1]
Investments in unconsolidated affiliates	(65)		(26)		(242)	[1]	(158)	[2]	(8)
Return of investment in unconsolidated affiliates							1	[2]	2
Proceeds from sales of assets	1						2	[2]	5
Net cash used in investing activities	(896)		(608)		(1,387)	[1]	(1,384)	[2]	(538)
FINANCING ACTIVITIES:
Proceeds from (Payments for) Other Financing Activities	956		512		1,064		1,101		100
Proceeds from long-term debt	0		0		0	[1]	0	[2]	0
Payments of long-term debt			0		0	[1]	0	[2]	0
Proceeds from issuance of commercial paper	0				0	[1]
Payments of deferred financing costs	0		0		0	[1]	0	[2]	0
Excess purchase price over acquired net assets and commodity hedge	(14)		(94)		(85)	[1]	(225)	[2]
Proceeds from issuance of common units, net of offering cost	0		0		0	[1]	0	[2]	0
Excess Purchase Price Over Acquired Assets									(36)
Net change in advances to predecessor from DCP Midstream, LLC	(6)		22		11	[1]	336	[2]	52
Distributions to limited partners and general partner	0		0		0	[1]	0	[2]	0
Distributions to noncontrolling interests	(10)		(5)		(24)	[1]	(9)	[2]	(45)
Payments to Noncontrolling Interests	(198)
Contributions from noncontrolling interests	3		15		46	[1]	25	[2]	18
Distributions to DCP Midstream, LLC			(3)		(3)	[1]
Contributions from DCP Midstream, LLC			1		1	[1]	10	[2]
Net cash provided by financing activities	731		448		1,010	[1]	1,238	[2]	89
Net change in cash and cash equivalents	(8)		(1)		10	[1]	(4)	[2]	(1)
Cash and cash equivalents, beginning of year	12	[1]	2	[1],[2],[3]	2	[1],[2],[3]	6	[2]	7
Cash and cash equivalents, end of year	4		1		12	[1]	2	[1],[2],[3]	6	[2]
Consolidating Adjustments [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	0		(6)		3	[1]	(1)	[2]	0
INVESTING ACTIVITIES:
Payments for (Proceeds from) Other Investing Activities	(956)		(512)		(1,064)		(1,101)		(100)
Capital expenditures	0		0		0	[1]	0	[2]	0
Acquisitions, net of cash acquired	0				0	[1]
Acquisitions, net of cash acquired			0				0	[2]	0
Acquisition of unconsolidated affiliates	0				0	[1]
Investments in unconsolidated affiliates	0		0		0	[1]	0	[2]	0
Return of investment in unconsolidated affiliates							0	[2]	0
Proceeds from sales of assets	0						0	[2]	0
Net cash used in investing activities	956		512		1,064	[1]	1,101	[2]	100
FINANCING ACTIVITIES:
Proceeds from (Payments for) Other Financing Activities	(956)		(512)		(1,064)		(1,101)		(100)
Proceeds from long-term debt	0		0		0	[1]	0	[2]	0
Payments of long-term debt			0		0	[1]	0	[2]	0
Proceeds from issuance of commercial paper	0				0	[1]
Payments of deferred financing costs	0		0		0	[1]	0	[2]	0
Excess purchase price over acquired net assets and commodity hedge	0		0		0	[1]	0	[2]
Proceeds from issuance of common units, net of offering cost	0		0		0	[1]	0	[2]	0
Excess Purchase Price Over Acquired Assets									0
Net change in advances to predecessor from DCP Midstream, LLC	0		0		0	[1]	0	[2]	0
Distributions to limited partners and general partner	0		0		0	[1]	0	[2]	0
Distributions to noncontrolling interests	0		0		0	[1]	0	[2]	0
Payments to Noncontrolling Interests	0
Contributions from noncontrolling interests	0		0		0	[1]	0	[2]	0
Distributions to DCP Midstream, LLC			0		0	[1]
Contributions from DCP Midstream, LLC			0		0	[1]	0	[2]
Net cash provided by financing activities	(956)		(512)		(1,064)	[1]	(1,101)	[2]	(100)
Net change in cash and cash equivalents	0		(6)		3	[1]	(1)	[2]	0
Cash and cash equivalents, beginning of year	0	[1]	(3)	[1],[2],[3]	(3)	[1],[2],[3]	(2)	[2]	(2)
Cash and cash equivalents, end of year	0		(9)		0	[1]	(3)	[1],[2],[3]	(2)	[2]
Scenario, Adjustment [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	0		0		0	[1]	0	[1]	0	[1]
INVESTING ACTIVITIES:
Net cash used in investing activities	0		0		0	[1]	0	[1]	0	[1]
FINANCING ACTIVITIES:
Net cash provided by financing activities	0		0		0		0		0
Scenario, Adjustment [Member] | Parent Guarantor [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	591		440		806	[1]	274	[1]	38	[1]
INVESTING ACTIVITIES:
Net cash used in investing activities	(591)		(440)		(806)	[1]	(274)	[1]	(38)	[1]
FINANCING ACTIVITIES:
Net cash provided by financing activities	0		0		0		0		0
Scenario, Adjustment [Member] | Subsidiary Issuer [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	365		72		258	[1]	827	[1]	62	[1]
INVESTING ACTIVITIES:
Net cash used in investing activities	(365)		(72)		(258)	[1]	(827)	[1]	(62)	[1]
FINANCING ACTIVITIES:
Net cash provided by financing activities	0		0		0		0		0
Scenario, Adjustment [Member] | Non-Guarantor Subsidiaries [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(956)		(512)		(1,064)	[1]	(1,101)	[1]	(100)	[1]
INVESTING ACTIVITIES:
Net cash used in investing activities	0		0		0	[1]	0	[1]	0	[1]
FINANCING ACTIVITIES:
Net cash provided by financing activities	956		512		1,064		1,101		100
Scenario, Adjustment [Member] | Consolidating Adjustments [Member]
OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	0		0		0	[1]	0	[1]	0	[1]
INVESTING ACTIVITIES:
Net cash used in investing activities	956		512		1,064	[1]	1,101	[1]	100	[1]
FINANCING ACTIVITIES:
Net cash provided by financing activities	$ (956)		$ (512)		$ (1,064)		$ (1,101)		$ (100)

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.